Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Salobo [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	$ 552
No scheduled due date [member] | Copper World [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1